Dreyfus Investment Grade Funds, Inc.

-Dreyfus Short Term Income Fund (the "Fund")

Incorporated herein by reference are the definitive versions of the above-referenced Fund's prospectuses filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 3, 2012 (SEC Accession No. 0000889169-12-000021).